Label	Element	Value
Cash	ifrs-full_Cash	$ 5,858
Cash	ifrs-full_Cash	867
Term deposits	ifrs-full_ShorttermDepositsClassifiedAsCashEquivalents	44
Term deposits	ifrs-full_ShorttermDepositsClassifiedAsCashEquivalents	$ 4,248